UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01911

Schroder Capital Funds (Delaware)
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Carin F. Muhlbaum 875 Third Avenue, 22nd Floor New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2016

Date of reporting period:	July 31, 2016

Item 1.   Schedule of Investments

Schroder U.S. Opportunities Fund

Schedule of Investments

July 31, 2016 (unaudited)

Shares		Value $

	COMMON STOCK — 91.7%
	Consumer Discretionary — 14.6%
20,100	AMC Entertainment Holdings Class A	591,342
23,400	Brunswick	1,161,108
10,247	Cavco Industries (1)	1,018,347
25,800	Cheesecake Factory	1,334,634
4,900	Churchill Downs	642,537
2,700	Domino’s Pizza	397,710
16,400	Fortune Brands Home & Security	1,037,628
3,000	Graham Holdings Class B	1,509,720
12,700	Helen of Troy (1)	1,265,047
39,466	Hemisphere Media Group Class A (1)	500,823
60,600	Interval Leisure Group	1,089,588
8,800	Jack in the Box	777,832
25,200	Matthews International Class A	1,514,772
27,700	Red Rock Resorts Class A	637,377
16,300	Ryder System	1,074,170
24,100	ServiceMaster Global Holdings (1)	911,703
21,800	Standard Motor Products	914,292
42,500	Steven Madden (1)	1,488,350
40,600	Time	662,998
		18,529,978
	Consumer Staples — 0.6%
42,450	Dean Foods	783,627

	Financial Services — 22.7%
16,900	Amerisafe	989,157
28,300	Brown & Brown	1,037,478
28,525	Chemical Financial	1,180,364
54,452	CoreLogic (1)	2,193,327
35,500	Douglas Emmett REIT	1,350,420
19,759	Equity LifeStyle Properties REIT	1,624,980
5,033	First Citizens BancShares Class A	1,307,473
67,600	First Midwest Bancorp	1,262,092
84,311	Golub Capital BDC	1,605,281
87,200	Gramercy Property Trust REIT	871,128
38,407	Heritage Financial	670,586
35,500	HFF Class A	1,001,455
62,900	Kearny Financial	818,958
85,705	Kennedy-Wilson Holdings	1,804,090
13,000	Lakeland Financial	667,550
8,869	Mid-America Apartment Communities REIT	940,291
46,000	National General Holdings	948,980
27,500	PrivateBancorp	1,215,500
22,966	ProAssurance	1,186,424
12,700	Reinsurance Group of America Class A	1,260,475
15,700	Simmons First National Class A	721,415
59,940	Terreno Realty REIT	1,669,329
11,900	Westamerica Bancorporation	559,776
39,500	Western Alliance Bancorp (1)	1,344,185
12,736	Wintrust Financial	672,461
		28,903,175
	Healthcare — 14.9%
12,400	Akorn (1)	424,452
61,495	Catalent (1)	1,570,582
17,100	Centene (1)	1,206,405
24,300	Cepheid (1)	858,519
7,800	Cooper	1,423,266
12,231	Dentsply Sirona	783,273
21,476	Flexion Therapeutics (1)	355,643
17,500	HealthSouth	753,375
18,272	INC Research Holdings Class A (1)	813,287
19,800	Intersect ENT (1)	313,632
47,588	K2M Group Holdings (1)	797,575
13,900	LifePoint Health (1)	822,602
14,800	Masimo (1)	783,956
22,500	Otonomy (1)	323,100
11,600	Pacira Pharmaceuticals (1)	420,500
20,000	Parexel International (1)	1,337,000
36,158	Patheon (1)	935,046
21,000	Repligen (1)	600,600
24,700	Surgical Care Affiliates (1)	1,284,647
28,000	Trinity Biotech ADR	359,240
52,951	VWR (1)	1,658,425
14,800	West Pharmaceutical Services	1,188,144
		19,013,269
	Materials & Processing — 7.6%
26,000	Advanced Drainage Systems	694,460
14,000	Balchem	894,180
15,300	Compass Minerals International	1,064,727
27,000	Hexcel	1,165,590
43,000	Louisiana-Pacific (1)	868,600
11,100	Packaging Corp. of America	829,059
57,600	Pretium Resources (1)	684,288
26,262	Simpson Manufacturing	1,071,490
45,200	Steel Dynamics	1,212,264
9,400	Valmont Industries	1,230,930
		9,715,588
	Other Energy — 2.5%
12,400	PDC Energy (1)	679,148
45,000	RPC	652,050
26,500	RSP Permian (1)	952,675
128,900	Synergy Resources (1)	839,139
		3,123,012
	Producer Durables — 14.4%
11,200	Allegiant Travel Class A	1,453,424
18,400	CLARCOR	1,145,584
48,800	Compass Diversified Holdings LP	830,576
66,675	Darling Ingredients (1)	1,052,131
10,900	Dycom Industries (1)	1,025,145
34,300	ESCO Technologies	1,452,605

Shares		Value $

13,700	FARO Technologies (1)	477,856
17,085	Franklin Electric	661,531
33,400	Generac Holdings (1)	1,262,186
6,600	HNI	344,058
15,616	IDEX	1,402,161
41,700	Knoll	1,052,925
57,507	Kornit Digital (1)	580,821
12,614	McGrath RentCorp	402,008
12,800	MSC Industrial Direct Class A	919,424
18,300	MTS Systems	867,969
17,600	On Assignment (1)	650,320
15,300	OSI Systems (1)	909,891
25,000	Terex	603,500
15,608	Waste Connections	1,162,484
		18,256,599
	Technology — 11.6%
63,700	Cadence Design Systems (1)	1,531,985
62,600	Ciena (1)	1,201,294
2,000	Coherent (1)	212,100
19,200	DigitalGlobe (1)	517,632
99,500	Entegris (1)	1,700,455
12,200	EPAM Systems (1)	856,928
24,764	Fabrinet (1)	935,089
23,600	Fortinet (1)	818,684
16,300	Inovalon Holdings Class A (1)	303,506
35,000	Integrated Device Technology (1)	769,650
21,000	Leidos Holdings	1,050,210
31,120	MACOM Technology Solutions Holdings (1)	1,229,551
65,476	Match Group (1)	1,031,247
104,900	ON Semiconductor (1)	1,052,147
25,960	PTC (1)	1,031,391
15,370	Verint Systems (1)	542,100
		14,783,969
	Utilities — 2.8%
17,900	IDACORP	1,447,215
13,400	Portland General Electric	585,178
12,300	SJW	521,028
19,400	Vectren	1,003,562
		3,556,983
	TOTAL COMMON STOCK (Cost $87,920,657)	116,666,200

	INVESTMENT COMPANY — 2.6%
70,300	SPDR Barclays 1-3 Month T-Bill ETF (Cost $3,217,420)	3,214,116
	TOTAL INVESTMENTS — 94.3% (Cost $91,138,077)*	119,880,316

	OTHER ASSETS LESS LIABILITIES — 5.7%	7,308,169
	NET ASSETS — 100%	$127,188,485

(1) Denotes non-income producing security.

* At July 31, 2016, the tax basis cost of the Fund’s investments was $91,138,077 and the unrealized appreciation and depreciation were $29,562,049 and $(819,810), respectively.

The open futures contracts held by the Fund at July 31, 2016, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
Russell 2000 Index E-MINI	7	Sep-2016	$2,266

ADR — American Depositary Receipt

BDC — Business Development Company

ETF — Exchange Traded Fund

LP — Limited Partnership

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipts

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder International Alpha Fund

Schedule of Investments

July 31, 2016 (unaudited)

Shares		Value $

	COMMON STOCK — 92.8%
	Australia — 1.8%
323,928	Brambles	3,310,964

	Belgium — 2.5%
38,800	KBC Group	2,016,455
31,890	UCB	2,494,654
		4,511,109
	Canada — 2.4%
79,005	Goldcorp	1,411,701
67,262	Toronto-Dominion Bank	2,930,751
		4,342,452
	China — 3.3%
32,398	Alibaba Group Holding ADR (1)	2,672,187
1,188,000	Brilliance China Automotive Holdings	1,318,401
90,027	JD.com ADR (1)	1,949,084
		5,939,672
	France — 3.5%
24,739	Essilor International	3,168,263
39,958	Groupe Danone	3,077,094
		6,245,357
	Germany — 15.7%
13,366	adidas	2,192,924
40,631	BASF	3,191,608
29,636	Bayer	3,188,077
26,444	Bayerische Motoren Werke	2,277,948
40,368	Brenntag	2,004,296
13,160	Continental	2,758,679
37,353	Fresenius Medical Care & KGaA	3,414,368
79,984	GEA Group	4,268,585
55,520	SAP	4,867,039
		28,163,524
	Hong Kong — 4.7%
552,000	AIA Group	3,418,695
701,000	BOC Hong Kong Holdings	2,299,501
88,428	Jardine Strategic Holdings	2,705,897
		8,424,093
	Ireland — 1.6%
32,490	Kerry Group Class A	2,780,602

	Israel — 3.7%
45,962	Check Point Software Technologies (1)	3,533,559
57,832	Teva Pharmaceutical Industries ADR	3,094,012
		6,627,571
	Italy — 1.1%
919,635	Intesa Sanpaolo	2,025,469

	Japan — 16.7%
85,200	Bridgestone	3,006,862
103,600	KDDI	3,193,238
3,700	Keyence	2,644,230
226,300	Kubota	3,365,612
164,200	ORIX	2,355,945
65,900	Otsuka Holdings	3,160,823
232,300	Sekisui Chemical	3,435,495
10,800	SMC	2,877,424
108,100	Sumitomo Mitsui Financial Group	3,504,629
53,100	Suntory Beverage & Food	2,328,833
		29,873,091
	Netherlands — 0.8%
12,303	ASML Holding	1,360,902

	Norway — 2.4%
168,057	DnB NOR	1,849,450
154,683	Statoil	2,434,697
		4,284,147
	South Korea — 1.0%
2,867	NAVER	1,817,230

	Spain — 1.3%
405,469	Banco Bilbao Vizcaya Argentaria	2,368,579

	Sweden — 1.5%
123,136	Assa Abloy Class B	2,702,459

	Switzerland — 8.1%
32,101	Adecco Group	1,762,044
15,894	Lonza Group	2,996,114
77,303	Nestle	6,197,321
14,018	Roche Holding	3,579,710
		14,535,189
	Taiwan — 2.3%
754,000	Taiwan Semiconductor Manufacturing	4,074,335

	United Kingdom — 18.4%
671,622	Barclays	1,373,732
146,865	BHP Billiton	1,836,201
162,184	Burberry Group	2,833,283
178,684	Capita	2,270,204
133,582	Diageo	3,820,417

Shares		Value $

167,625	GlaxoSmithKline	3,744,719
3,419,832	Lloyds Banking Group	2,405,559
153,543	Prudential	2,712,810
34,913	Reckitt Benckiser Group	3,383,179
137,801	Royal Dutch Shell Class A	3,571,164
1,007,202	Vodafone Group	3,059,863
486,157	Worldpay Group (1)(2)	1,887,751
		32,898,882
	TOTAL COMMON STOCK
	(Cost $160,481,578)	166,285,627

	PREFERRED STOCK — 1.2%
	Brazil — 1.2%
146,000	Telefonica Brasil
	(Cost $1,821,834)	2,224,402

	TOTAL INVESTMENTS — 94.0%
	(Cost $162,303,412)*	168,510,029
	OTHER ASSETS LESS LIABILITIES — 6.0%	10,664,703
	NET ASSETS — 100%	$179,174,732

(1)         Denotes non-income producing security.

(2)         Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2016, the value of these securities amounted to $1,887,751, representing 1.1% of the net assets of the Fund.

* At July 31, 2016, the tax basis cost of the Fund’s investments was $162,303,412, and the unrealized appreciation and depreciation were $18,572,752 and $(12,366,135), respectively.

ADR — American Depositary Receipt

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements

July 31, 2016 (unaudited)

The following is a summary of the inputs used as of July 31, 2016, in valuing the Schroder Funds’ investments carried at value:

Schroder U.S. Opportunities Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities (1)
Common Stock (2)	$116,666,200	$—	$—	$116,666,200
Investment Company	3,214,116	—	—	3,214,116

Total Investments in Securities	$119,880,316	$—	$—	$119,880,316

	Level 1	Level 2	Level 3	Total

Other Financial Instruments
Futures - Unrealized Appreciation	$2,266	$—	$—	$2,266

Total Other Financial Instruments	$2,266	$—	$—	$2,266

Schroder International Alpha Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities (1)
Common Stock (2)	$166,285,627	$—	$—	$166,285,627
Preferred Stock	2,224,402	—	—	2,224,402

Total Investments in Securities	$168,510,029	$—	$—	$168,510,029

(1)         There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2)         All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

Item 2.   Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from November 1, 2015 through July 31, 2016 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Capital Funds (Delaware)

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer

Date: September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 26, 2016

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer

Date: September 26, 2016

*     Print the name and title of each signing officer under his or her signature.